UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 19th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello              New York, NY          2/13/09
       ------------------------   ---------------------------  ---------
             [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          17
                                               -------------

Form 13F Information Table Value Total:          $575,762
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                           FORM 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6      COLUMN 7        COLUMN 8
.................................................................................................................................

                                                               VALUE     SHRS OR   SH/ PUT/ INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT   PRN CALL DISCRETION   MANAGERS  SOLE  SHARED NONE
....................................................................................................................................
C H ROBINSON WORLDWIDE INC     COM NEW         12541W209      93,551   1,700,000   SH  CALL SOLE                 1,700,000  0    0
....................................................................................................................................
EXPEDITORS INTL WASH INC       COM             302130109       5,822     175,000   SH       SOLE                   175,000  0    0
....................................................................................................................................
FLUOR CORP NEW                 COM             343412102       8,974     200,000   SH  PUT  SOLE                   200,000  0    0
....................................................................................................................................
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B      400506101      30,673   1,332,435   SH       SOLE                 1,332,435  0    0
....................................................................................................................................
INTERFACE INC                  CL A            458665106       1,958     422,000   SH       SOLE                   422,000  0    0
....................................................................................................................................
NVR INC                        COM             62944T105       5,044      11,055   SH       SOLE                    11,055  0    0
....................................................................................................................................
PACTIV CORP                    COM             695257105      16,836     676,700   SH       SOLE                   676,700  0    0
....................................................................................................................................
PRICELINE COM INC              COM NEW         741503403      73,650   1,000,000   SH  CALL SOLE                 1,000,000  0    0
....................................................................................................................................
PRICELINE COM INC              COM NEW         741503403      36,126     490,510   SH       SOLE                   490,510  0    0
...................................................................................................................................
ROCKWOOD HLDGS INC             COM             774415103       1,817     168,200   SH       SOLE                   168,200  0    0.
....................................................................................................................................
SUNCOR ENERGY INC              COM             867229106      35,198   1,805,000   SH  CALL SOLE                 1,805,000  0    0
....................................................................................................................................
TARGET CORP                    COM             87612E106      25,898     750,000   SH  PUT  SOLE                   750,000  0    0
....................................................................................................................................
TARGET CORP                    COM             87612E106      51,795   1,500,000   SH  CALL SOLE                 1,500,000  0    0
....................................................................................................................................
TARGET CORP                    COM             87612E106      55,534   1,608,295   SH       SOLE                 1,608,295  0    0
....................................................................................................................................
ULTRA PETROLEUM CORP           COM             903914109       5,114     148,200   SH       SOLE                   148,200  0    0
....................................................................................................................................
UTI WORLDWIDE INC              ORD             G87210103      36,330   2,533,493   SH       SOLE                 2,533,493  0    0
....................................................................................................................................
XTO ENERGY INC                 COM             98385X106      91,442   2,592,627   SH       SOLE                 2,592,627  0    0
....................................................................................................................................
